Contract Acquisition Costs, Net (Tables)	12 Months Ended
Dec. 31, 2016
Amortization Expense Related to Computer Software

(in thousands)	2016	2015	2014
Amortization expense related to:
Licensed computer software	$45,655	41,823	36,775
Software development costs	26,478	22,740	25,248
Acquisition technology intangibles	26,217	16,734	19,683

Contract Acquisition Costs
Significant Components of Contract Acquisition Costs, Net of Accumulated Amortization

(in thousands)	2016	2015
Conversion costs, net of accumulated amortization of $164.4 million and $150.0 million as of 2016 and 2015, respectively	$144,173	159,000
Payments for processing rights, net of accumulated amortization of $145.3 million and $137.9 million as of 2016 and 2015, respectively	91,527	88,811
Total	$235,700	247,811

Amortization Expense Related to Computer Software

(in thousands)	2016	2015	2014
Amortization expense related to:
Conversion costs	$28,811	27,392	17,816
Payments for processing rights	19,804	17,039	16,209

Weighted Average Useful Life

Weighted Average Amortization Period (Yrs)
Conversion costs	12.9
Payments for processing rights	15.6
Total	14.1

Estimated Future Amortization Expense

(in thousands)	Conversion Costs	Payments for Processing Rights
2017	$32,830	19,487
2018	29,727	18,084
2019	24,480	15,220
2020	20,037	12,955
2021	18,197	10,704